Supplement dated March 1, 2020
to the Prospectus (as supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Acorn Trust
Columbia Acorn Emerging Markets Fund	5/1/2019
Columbia Acorn European Fund	5/1/2019
Columbia Acorn Fund	5/1/2019
Columbia Acorn International	5/1/2019
Columbia Acorn International Select	5/1/2019
Columbia Acorn Select	5/1/2019
Columbia Acorn USA	5/1/2019
Columbia Thermostat Fund	5/1/2019
Columbia Funds Series Trust
Columbia California Intermediate Municipal Bond Fund	9/1/2019
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2019
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2019
Columbia Convertible Securities Fund	7/1/2019
Columbia Georgia Intermediate Municipal Bond Fund	9/1/2019
Columbia Global Strategic Equity Fund	6/1/2019
Columbia Large Cap Enhanced Core Fund	7/1/2019
Columbia Large Cap Growth Opportunity Fund	7/1/2019
Columbia Large Cap Index Fund	7/1/2019
Columbia Maryland Intermediate Municipal Bond Fund	9/1/2019
Columbia Mid Cap Index Fund	7/1/2019
Columbia North Carolina Intermediate Municipal Bond Fund	9/1/2019
Columbia Overseas Value Fund	7/1/2019
Columbia Select Global Growth Fund	7/1/2019
Columbia Select International Equity Fund	7/1/2019
Columbia Select Large Cap Equity Fund	7/1/2019
Columbia Select Mid Cap Value Fund	7/1/2019
Columbia Short Term Bond Fund	8/1/2019
Columbia Short Term Municipal Bond Fund	9/1/2019
Columbia Small Cap Index Fund	7/1/2019
Columbia Small Cap Value Fund II	7/1/2019
Columbia South Carolina Intermediate Municipal Bond Fund	9/1/2019
Columbia Virginia Intermediate Municipal Bond Fund	9/1/2019
Columbia Funds Series Trust I
Columbia Adaptive Retirement 2020 Fund	8/1/2019
Columbia Adaptive Retirement 2025 Fund	8/1/2019
Columbia Adaptive Retirement 2030 Fund	8/1/2019
Columbia Adaptive Retirement 2035 Fund	8/1/2019
Columbia Adaptive Retirement 2040 Fund	8/1/2019
Columbia Adaptive Retirement 2045 Fund	8/1/2019
Columbia Adaptive Retirement 2050 Fund	8/1/2019
Columbia Adaptive Retirement 2055 Fund	8/1/2019
Columbia Adaptive Retirement 2060 Fund	8/1/2019
Columbia Adaptive Risk Allocation Fund	10/1/2019
Columbia Balanced Fund	1/1/2020
Columbia Bond Fund	9/1/2019
Columbia Contrarian Core Fund	1/1/2020
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Fund	Prospectus Dated
Columbia Corporate Income Fund	9/1/2019
Columbia Disciplined Small Core Fund	1/1/2020
Columbia Dividend Income Fund	10/1/2019
Columbia Emerging Markets Fund	1/1/2020
Columbia Global Dividend Opportunity Fund	1/1/2020
Columbia Global Energy and Natural Resources Fund	1/1/2020
Columbia Global Technology Growth Fund	1/1/2020
Columbia Greater China Fund	1/1/2020
Columbia High Yield Municipal Fund	10/1/2019
Columbia Large Cap Growth Fund (Classes A, Adv, C, Inst, Inst2, Inst3, R & V)	12/1/2019
Columbia Large Cap Growth Fund (Class E)	12/1/2019
Columbia Mid Cap Growth Fund	1/1/2020
Columbia Multi Strategy Alternatives Fund	10/1/2019
Columbia Multi-Asset Income Fund	9/1/2019
Columbia Oregon Intermediate Municipal Bond Fund	12/1/2019
Columbia Pacific/Asia Fund	8/1/2019
Columbia Real Estate Equity Fund	5/1/2019
Columbia Select Large Cap Growth Fund	8/1/2019
Columbia Small Cap Growth Fund I	1/1/2020
Columbia Small Cap Value Fund I	9/1/2019
Columbia Strategic Income Fund	1/1/2020
Columbia Tax-Exempt Fund	12/1/2019
Columbia Total Return Bond Fund	9/1/2019
Columbia U.S. Social Bond Fund	12/1/2019
Columbia U.S. Treasury Index Fund	9/1/2019
Columbia Ultra Short Term Bond Fund	12/1/2019
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2019
Columbia Capital Allocation Conservative Portfolio	6/1/2019
Columbia Capital Allocation Moderate Portfolio	6/1/2019
Columbia Commodity Strategy Fund	10/1/2019
Columbia Disciplined Core Fund	12/1/2019
Columbia Disciplined Growth Fund	12/1/2019
Columbia Disciplined Value Fund	12/1/2019
Columbia Dividend Opportunity Fund	10/1/2019
Columbia Emerging Markets Bond Fund	1/1/2020
Columbia Flexible Capital Income Fund	10/1/2019
Columbia Floating Rate Fund	12/1/2019
Columbia Global Equity Value Fund	7/1/2019
Columbia Global Infrastructure Fund	9/1/2019
Columbia Global Opportunities Fund	12/1/2019
Columbia Government Money Market Fund	12/1/2019
Columbia High Yield Bond Fund	10/1/2019
Columbia Income Builder Fund	6/1/2019
Columbia Income Opportunities Fund	12/1/2019
Columbia Inflation Protected Securities Fund	12/1/2019
Columbia Large Cap Value Fund	10/1/2019
Columbia Limited Duration Credit Fund	12/1/2019
Columbia Minnesota Tax-Exempt Fund	12/1/2019

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Fund	Prospectus Dated
Columbia Mortgage Opportunities Fund	10/1/2019
Columbia Overseas Core Fund	7/1/2019
Columbia Quality Income Fund	10/1/2019
Columbia Select Large Cap Value Fund	10/1/2019
Columbia Select Small Cap Value Fund	10/1/2019
Columbia Seligman Communications & Information Fund	10/1/2019
Columbia Small/Mid Cap Value Fund	10/1/2019
Columbia Strategic Municipal Income Fund	12/1/2019
Effective May 1, 2020, the information under the heading "Eligible Accounts" in the "Choosing a Share Class – Reductions/Waivers of Sales Charges" section is hereby superseded and replaced with the following:
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A (excluding, in the case of Direct-at-Fund Accounts, Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge), Class C, Class E, Class Inst or Class V shares of a Fund, or non-retirement plan accounts invested in Class Adv, Class Inst2 or Class Inst3 shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; accounts invested in Class R shares of a Fund; and retirement plan accounts invested in Class Adv, Class Inst2 or Class Inst3 shares of a Fund.
Additionally, direct purchases of shares of Columbia Government Money Market Fund may not be aggregated for account value aggregation purposes; however, shares of Columbia Government Money Market Fund acquired by exchange from other Columbia Funds that assess a sales charge may be included in account value aggregation.
The rest of the section remains the same.
Effective immediately the following changes are hereby made to each Fund's prospectus.
For each Fund except Large Cap Growth Fund (Class E). The reference to "age 70 1/2" under the heading "CDSC Waivers - Class A, Class C and Class V" or "CDSC Waivers - Class A and Class C," as applicable, in the "Choosing a Share Class – Reductions/Waivers of Sales Charges" section is hereby superseded and replaced with "the qualified age based on applicable IRS regulations."
The rest of the section remains the same.
For each Fund except Columbia Large Cap Growth Fund (Class E) and the series of Columbia Acorn Trust, the second paragraph under the table in the "Choosing a Share Class – Distribution and Services Fees" section is hereby superseded and replaced with the following:
For Class A shares, the Distributor begins to pay these fees immediately after purchase, except in the following case, in which the Distributor begins to pay these fees 12 months after purchase: a purchase of Class A shares of $1 million or more for Taxable Funds or $500,000 or more for Tax-Exempt Funds that pay a Class A up-front commission to your financial intermediary and the financial intermediary has opted to receive such commission. The Distributor’s policy to otherwise begin to pay these fees immediately on Class A shares also applies to purchases of funds that do not pay an up-front sales commission on Class A shares, which includes Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund. For Class C shares, the Distributor begins to pay these fees 12 months after purchase. However, for Class C shares, financial intermediaries may opt to decline the up-front payment described in Choosing a Share Class – Sales Charges and Commissions – Class C Shares – Commissions and instead may receive these fees immediately after purchase. If the intermediary opts to receive the up-front payment, the Distributor retains the distribution and/or service fee for

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the first 12 months following the sale of Class C shares in order to recover the up-front payment made to financial intermediaries and to pay for other related expenses. For Class R shares, the Distributor begins to pay these fees immediately after purchase.
The rest of the section remains the same.
For each Fund of Columbia Acorn Trust, the second paragraph under the table in the "Choosing a Share Class - Distribution and Services Fees" section is hereby superseded and replaced with the following:
For Class A shares, the Distributor begins to pay these fees immediately after purchase, except in the following case, in which the Distributor begins to pay these fees 12 months after purchase: a purchase of Class A shares of $1 million or more that pay a Class A up-front commission to your financial intermediary and the financial intermediary opted to receive such commission. The Distributor’s policy to otherwise begin to pay these fees immediately on Class A shares includes purchases of funds that do not pay an up-front sales commission on Class A shares, which includes Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund. For Class C shares, the Distributor begins to pay these fees 12 months after purchase. However, for Class C shares, financial intermediaries may opt to decline the up-front payment described in Choosing a Share Class – Sales Charges and Commissions – Class C Shares – Commissions and instead may receive these fees immediately after purchase. If the intermediary opts to receive the up-front payment, the Distributor retains the distribution and service fee for the first 12 months following the sale of Class C shares in order to recover the up-front payment made to financial intermediaries and to pay for other related expenses. For Class R shares, the Distributor begins to pay these fees immediately after purchase.
The rest of the section remains the same.
For each Fund except Large Cap Growth Fund (Class E). The information in the section "Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges" is hereby revised to include the following:
Edward D. Jones & Co., L.P. (Edward Jones)
The following information has been provided by Edward Jones:
Effective on or after April 17, 2020, clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from breakpoints and waivers described elsewhere in the mutual fund prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Columbia Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.
Breakpoints
Rights of Accumulation (ROA)
■	The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of Columbia Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible Columbia Fund assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.
■	ROA is determined by calculating the higher of cost or market value (current shares x NAV).
Letter of Intent (LOI)
■	Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible Columbia Fund assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

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Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■	Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing.
■	Shares purchased in an Edward Jones fee-based program.
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■	Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■	Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge (CDSC) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■	The death or disability of the shareholder
■	Systematic withdrawals with up to 10% per year of the account value
■	Return of excess contributions from an Individual Retirement Account (IRA)
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
■	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones
■	Shares exchanged in an Edward Jones fee-based program
■	Shares acquired through NAV reinstatement
Other Important Information
Minimum Purchase Amounts
■	$250 initial purchase minimum
■	$50 subsequent purchase minimum
Minimum Balances
■	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
■	A fee-based account held on an Edward Jones platform
■	A 529 account held on an Edward Jones platform
■	An account with an active systematic investment plan or letter of intent (LOI)
Changing Share Classes
■	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares.

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For each Fund except Large Cap Growth Fund (Class E). The information in the section "Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges" with respect to Janney Montgomery Scott LLC, Merrill Lynch Pierce, Fenner & Smith Incorporated, and Raymond James & Associates, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates is hereby superseded and replaced with the following:
Janney Montgomery Scott LLC (Janney)
The following information has been provided by Janney:
Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end sales charge* waivers on Class A shares available at Janney
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other Columbia Fund).
■	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■	Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■	Shares acquired through a right of reinstatement.
■	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and C shares available at Janney
■	Shares sold upon the death or disability of the shareholder.
■	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
■	Shares purchased in connection with a return of excess contributions from an IRA account.
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■	Shares acquired through a right of reinstatement.
■	Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■	Breakpoints as described in the Fund’s prospectus.
■	Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Janney. Eligible Columbia Fund assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
* Also referred to as an “initial sales charge.”
Merrill Lynch Pierce, Fenner & Smith Incorporated (Merrill Lynch)
The following information has been provided by Merrill Lynch:
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or SAI:

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Front-End Load Discounts Available at Merrill Lynch:
Merrill Lynch makes available breakpoint discounts on shares of the Fund through:
■	Breakpoints as described in this prospectus.
■	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible Columbia Fund assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases of Columbia Funds, through Merrill Lynch, over a 13-month period of time (if applicable).
Front-End Sales Load Waivers on Class A Shares Available at Merrill Lynch:
■	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■	Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
■	Shares purchased through a Merrill Lynch affiliated investment advisory program
■	Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
■	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
■	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Columbia Fund)
■	Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
■	Employees and registered representatives of Merrill Lynch or its affiliates and their family members
■	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
■	Eligible shares purchased from the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement
CDSC Waivers on Class A and C Shares Available at Merrill Lynch:
■	Death or disability of the shareholder
■	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
■	Return of excess contributions from an IRA Account
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
■	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
■	Shares acquired through a right of reinstatement
■	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and Class C shares only)
■	Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

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Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (Raymond James)
The following information has been provided by Raymond James:
Intermediary-Defined Sales Charge Waiver Policies:
The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.
Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (CDSC) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.
Raymond James:
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at Raymond James:
■	Shares purchased in an investment advisory program.
■	Shares purchased within the Columbia Funds through a systematic reinvestment of capital gains and dividend distributions.
■	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■	Shares purchased from the proceeds of redemptions within the Columbia Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Class A and Class C Shares Available at Raymond James:
■	Death or disability of the shareholder.
■	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
■	Return of excess contributions from an IRA Account.
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund’s prospectus.
■	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■	Shares acquired through a right of reinstatement.
Front-end Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent:
■	Breakpoints as described in this prospectus.
■	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Shareholders should retain this Supplement for future reference.

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